Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Summary of Change in Carrying Value of Goodwill

The change in carrying value is as follows:

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
At January 1, 2019	8,210	—	8,210
Impact of foreign exchange rate changes	(160)	—	(160)
At December 31, 2019	8,050	—	8,050
Impact of foreign exchange rate changes	765	—	765
At December 31, 2020	8,815	—	8,815